Income Taxes - Deferred Income Tax Liabilities and Deferred Income Tax Assets (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [line items]
Deferred Income Tax Assets	$ (1,298)	$ (1,489)	$ (778)
Deferred Income Tax Liabilities	4,279	4,981	4,515
Net Deferred Income Tax Liability	2,981	3,492	$ 3,737
Deferred Income Tax Assets to be Settled Within Twelve Months
Disclosure of income taxes [line items]
Deferred Income Tax Assets	(29)	(315)
Deferred Income Tax Liabilities	68	138
Deferred Income Tax Assets to be Settled After More Than Twelve Months
Disclosure of income taxes [line items]
Deferred Income Tax Assets	(1,269)	(1,174)
Deferred Income Tax Liabilities	$ 4,211	$ 4,843